INCOME TAXES - Provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income before income taxes
Income (loss) before income taxes	$ 145,263	$ 208,621	$ 304,400
Current tax
Current tax expense (benefit)	22,255	56,685	18,375
Deferred tax
Deferred tax expense (benefit)	(24,238)	(14,619)	43,594
Total income tax expense
Total income tax expense (benefit)	(1,983)	42,066	61,969
Canada
Income before income taxes
Income (loss) before income taxes	(31,896)	(61,880)	10,570
Current tax
Current tax expense (benefit)	36,226	(3,420)	(1,846)
Deferred tax
Deferred tax expense (benefit)	(10,792)	(6,558)	12,117
Total income tax expense
Total income tax expense (benefit)	25,434	(9,978)	10,271
United States
Income before income taxes
Income (loss) before income taxes	(113,262)	8,319	61,377
Current tax
Current tax expense (benefit)	(71,421)	(4,803)	(14,786)
Deferred tax
Deferred tax expense (benefit)	23,173	(2,412)	32,696
Total income tax expense
Total income tax expense (benefit)	(48,248)	(7,215)	17,910
PRC
Income before income taxes
Income (loss) before income taxes	189,398	204,632	178,050
Current tax
Current tax expense (benefit)	30,276	44,622	27,285
Deferred tax
Deferred tax expense (benefit)	(17,998)	(5,333)	2,653
Total income tax expense
Total income tax expense (benefit)	12,278	39,289	29,938
Japan
Income before income taxes
Income (loss) before income taxes	50,642	29,335	27,555
Current tax
Current tax expense (benefit)	18,941	13,229	5,325
Deferred tax
Deferred tax expense (benefit)	(10,571)	(2,953)	(3,381)
Total income tax expense
Total income tax expense (benefit)	8,370	10,276	1,944
Others
Income before income taxes
Income (loss) before income taxes	50,381	28,215	26,848
Current tax
Current tax expense (benefit)	8,233	7,057	2,397
Deferred tax
Deferred tax expense (benefit)	(8,050)	2,637	(491)
Total income tax expense
Total income tax expense (benefit)	$ 183	$ 9,694	$ 1,906